Other non-current liabilities	12 Months Ended
Dec. 31, 2025
Other non-current liabilities
Other non-current liabilities
11.	Other non-current liabilities

Other non-current liabilities consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Deposits received from franchisees	235,080	279,430
Asset retirement obligations	4,132	4,272
Others	6,356	6,356
Total	245,568	290,058